Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.67947%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,841,176.44

Principal:
Principal Collections	$40,509,380.51
Prepayments in Full	$28,264,616.54
Liquidation Proceeds	$70,748.11
Recoveries	$666.88
Sub Total	$68,845,412.04
Collections	$73,686,588.48

Purchase Amounts:
Purchase Amounts Related to Principal	$581,609.44
Purchase Amounts Related to Interest	$1,842.57
Sub Total	$583,452.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$74,270,040.49

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$74,270,040.49
Servicing Fee	$1,534,772.15	$1,534,772.15	$0.00	$0.00	$72,735,268.34
Interest - Class A-1 Notes	$149,006.38	$149,006.38	$0.00	$0.00	$72,586,261.96
Interest - Class A-2a Notes	$787,650.00	$787,650.00	$0.00	$0.00	$71,798,611.96
Interest - Class A-2b Notes	$300,905.04	$300,905.04	$0.00	$0.00	$71,497,706.92
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$70,564,229.42
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$70,244,945.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$70,244,945.42
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$70,136,512.50
Second Priority Principal Payment	$16,408,534.45	$16,408,534.45	$0.00	$0.00	$53,727,978.05
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$53,651,082.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$53,651,082.22
Regular Principal Payment	$105,229,324.25	$53,651,082.22	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$74,270,040.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$16,408,534.45
Regular Principal Payment					$53,651,082.22
Total					$70,059,616.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$70,059,616.67	$251.47	$149,006.38	$0.53	$70,208,623.05	$252.00
Class A-2a Notes	$0.00	$0.00	$787,650.00	$1.50	$787,650.00	$1.50
Class A-2b Notes	$0.00	$0.00	$300,905.04	$1.40	$300,905.04	$1.40
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$70,059,616.67	$37.96	$2,675,651.67	$1.45	$72,735,268.34	$39.41

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$121,637,858.70	0.4366039	$51,578,242.03	0.1851337
Class A-2a Notes	$525,100,000.00	1.0000000	$525,100,000.00	1.0000000
Class A-2b Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,688,697,858.70	0.9149561	$1,618,638,242.03	0.8769970

Pool Information
Weighted Average APR	2.979%	2.949%
Weighted Average Remaining Term	54.40	53.54
Number of Receivables Outstanding	74,373	72,508
Pool Balance	$1,841,726,585.13	$1,772,129,464.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,700,089,298.09	$1,635,379,324.25
Pool Factor	0.9220882	0.8872433

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$136,750,139.96
Targeted Overcollateralization Amount	$190,258,650.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,491,222.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		156	$170,766.32
(Recoveries)		1	$666.88
Net Loss for Current Collection Period			$170,099.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1108%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0372%
Current Collection Period			0.1130%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		367	$229,370.05
(Cumulative Recoveries)			$666.88
Cumulative Net Loss for All Collection Periods			$228,703.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0115%

Average Realized Loss for Receivables that have experienced a Realized Loss			$624.99
Average Net Loss for Receivables that have experienced a Realized Loss			$623.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	405	$9,851,889.23
61-90 Days Delinquent	0.07%	38	$1,176,509.20
91-120 Days Delinquent	0.01%	4	$124,782.66
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.63%	447	$11,153,181.09

Repossession Inventory:
Repossessed in the Current Collection Period		29	$958,145.33
Total Repossessed Inventory		40	$1,308,968.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0309%
Current Collection Period			0.0579%
Three Month Average			0.0296%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0734%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer